Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes payable, net of debt discount (in Dollars)	$ 198,699	$ 381,627
Notes payable, net of debt discount (in Dollars)	$ 225,226	$ 0
Preferred stock shares outstanding	0
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	22,845,100	22,841,975	15,724,957
Common stock, shares outstanding	22,327,701	22,324,576	15,265,228
Treasury stock, shares of common stock	517,399	517,399	459,729
Series B Convertible Redeemable Preferred stock
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Convertible redeemable preferred stock, shares authorized	2,700,000	2,700,000	0
Convertible redeemable preferred stock, shares issued	2,696,729	2,696,729	0
Convertible redeemable preferred stock, shares outstanding	2,696,729	2,696,729	0
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000	10,000	0
Preferred stock, shares issued	3,000	3,000	0
Preferred stock shares outstanding	3,000	3,000	0
Preferred stock, liquidation preference (in Dollars)	$ 3,000,000	$ 3,000,000	$ 0